FAIR VALUE MEASUREMENT (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Recurring [Member]
Financial Assets Measured at Fair Value on Recurring Basis [Abstract]
Financial instruments owned, at fair value	$ 2,574,657
Financial assets measured at fair value		$ 0
Recurring [Member] | Equity Securities [Member]
Financial Assets Measured at Fair Value on Recurring Basis [Abstract]
Financial instruments owned, at fair value	1,815,017
Recurring [Member] | Equity Total Return Swap [Member]
Financial Assets Measured at Fair Value on Recurring Basis [Abstract]
Financial instruments owned, at fair value	759,640
Recurring [Member] | Quoted Prices in Active markets (Level 1) [Member]
Financial Assets Measured at Fair Value on Recurring Basis [Abstract]
Financial instruments owned, at fair value	1,815,017
Recurring [Member] | Quoted Prices in Active markets (Level 1) [Member] | Equity Securities [Member]
Financial Assets Measured at Fair Value on Recurring Basis [Abstract]
Financial instruments owned, at fair value	1,815,017
Recurring [Member] | Quoted Prices in Active markets (Level 1) [Member] | Equity Total Return Swap [Member]
Financial Assets Measured at Fair Value on Recurring Basis [Abstract]
Financial instruments owned, at fair value	0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Financial Assets Measured at Fair Value on Recurring Basis [Abstract]
Financial instruments owned, at fair value	759,640
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Equity Securities [Member]
Financial Assets Measured at Fair Value on Recurring Basis [Abstract]
Financial instruments owned, at fair value	0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Equity Total Return Swap [Member]
Financial Assets Measured at Fair Value on Recurring Basis [Abstract]
Financial instruments owned, at fair value	759,640
Recurring [Member] | Significant Other Observable Inputs (Level 3) [Member]
Financial Assets Measured at Fair Value on Recurring Basis [Abstract]
Financial instruments owned, at fair value	0
Recurring [Member] | Significant Other Observable Inputs (Level 3) [Member] | Equity Securities [Member]
Financial Assets Measured at Fair Value on Recurring Basis [Abstract]
Financial instruments owned, at fair value	0
Recurring [Member] | Significant Other Observable Inputs (Level 3) [Member] | Equity Total Return Swap [Member]
Financial Assets Measured at Fair Value on Recurring Basis [Abstract]
Financial instruments owned, at fair value	0
Nonrecurring [Member]
Financial Assets Measured at Fair Value on Recurring Basis [Abstract]
Equity securities without readily determinable value	$ 2,750,000	$ 2,880,000